Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Trading Securities and Other Trading Assets [Line Items]
Certificates of deposit, money market funds and U.S. treasury notes due within one year	$ 11,754	$ 21,803
Investments in mutual funds and NxStage common stock	15,535	10,048
Investments, Total	27,289	31,851
Short-term investments	17,399	23,003
Long-term investments	9,890	8,848
Investments	27,289	31,851
Held to maturity
Schedule of Trading Securities and Other Trading Assets [Line Items]
Certificates of deposit, money market funds and U.S. treasury notes due within one year	11,754	21,803
Investments, Total	11,754	21,803
Short-term investments	11,754	21,803
Investments	11,754	21,803
Available for sale
Schedule of Trading Securities and Other Trading Assets [Line Items]
Investments in mutual funds and NxStage common stock	15,535	10,048
Investments, Total	15,535	10,048
Short-term investments	5,645	1,200
Long-term investments	9,890	8,848
Investments	$ 15,535	$ 10,048